Portfolio of Investments – as of February 28, 2025 (Unaudited)
Vaughan Nelson Select Fund

Shares	Description	Value (†)
Common Stocks — 96.1% of Net Assets
	Banks — 4.2%
97,875	JPMorgan Chase & Co.	$25,902,619
	Beverages — 1.0%
4,574	Coca-Cola Consolidated, Inc.	6,481,907
	Biotechnology — 1.9%
37,655	United Therapeutics Corp.(a)	12,051,483
	Broadline Retail — 6.6%
192,160	Amazon.com, Inc.(a)	40,791,725
	Capital Markets — 5.0%
177,280	Intercontinental Exchange, Inc.	30,710,214
	Chemicals — 2.0%
33,560	Sherwin-Williams Co.	12,157,781
	Electrical Equipment — 1.0%
21,675	Eaton Corp. PLC	6,357,711
	Entertainment — 4.6%
253,385	Walt Disney Co.	28,835,213
	Financial Services — 4.7%
56,630	Berkshire Hathaway, Inc., Class B(a)	29,098,193
	Food Products — 3.0%
287,840	Mondelez International, Inc., Class A	18,487,963
	Ground Transportation — 3.0%
44,745	Saia, Inc.(a)	18,320,393
	Health Care Equipment & Supplies — 4.0%
108,965	Becton Dickinson & Co.	24,574,877
	Hotels, Restaurants & Leisure — 1.0%
32,060	DoorDash, Inc., Class A(a)	6,361,986
	Household Durables — 1.8%
35,855	TopBuild Corp.(a)	10,985,613
	Interactive Media & Services — 9.9%
171,985	Alphabet, Inc., Class A	29,285,606
48,540	Meta Platforms, Inc., Class A	32,434,428
		61,720,034
	Mortgage Real Estate Investment Trusts (REITs) — 2.0%
1,195,605	AGNC Investment Corp.	12,470,160
	Oil, Gas & Consumable Fuels — 6.0%
186,365	Expand Energy Corp.	18,427,771
Shares	Description	Value (†)
	Oil, Gas & Consumable Fuels — continued
117,950	Exxon Mobil Corp.	$13,131,374
2,068,610	Kosmos Energy Ltd.(a)	5,812,794
		37,371,939
	Pharmaceuticals — 4.3%
159,800	Zoetis, Inc.	26,724,952
	Semiconductors & Semiconductor Equipment — 13.3%
32,360	Monolithic Power Systems, Inc.	19,772,284
265,370	NVIDIA Corp.	33,150,020
165,095	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	29,804,600
		82,726,904
	Software — 12.4%
29,465	Intuit, Inc.	18,086,796
101,475	Microsoft Corp.	40,284,560
20,274	ServiceNow, Inc.(a)	18,849,954
		77,221,310
	Specialty Retail — 4.4%
19,655	O'Reilly Automotive, Inc.(a)	26,998,894
	Total Common Stocks (Identified Cost $459,795,522)	596,351,871

Principal Amount
Short-Term Investments — 2.9%
$18,101,692	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 2/28/2025 at 2.500% to be repurchased at $18,105,463 on 3/03/2025 collateralized by $18,441,400 U.S. Treasury Note, 4.125% due 2/28/2027 valued at $18,463,737 including accrued interest(b) (Identified Cost $18,101,692)	18,101,692
	Total Investments — 99.0% (Identified Cost $477,897,214)	614,453,563
	Other assets less liabilities — 1.0%	6,182,056
	Net Assets — 100.0%	$620,635,619

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of February 28, 2025, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR
An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described.
The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

REITs	Real Estate Investment Trusts
Fair Value Measurements
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of February 28, 2025, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$596,351,871	$ —	$ —	$596,351,871
Short-Term Investments	—	18,101,692	—	18,101,692
Total Investments	$596,351,871	$18,101,692	$ —	$614,453,563

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at February 28, 2025 (Unaudited)
Semiconductors & Semiconductor Equipment	13.3%
Software	12.4
Interactive Media & Services	9.9
Broadline Retail	6.6
Oil, Gas & Consumable Fuels	6.0
Capital Markets	5.0
Financial Services	4.7
Entertainment	4.6
Specialty Retail	4.4
Pharmaceuticals	4.3
Banks	4.2
Health Care Equipment & Supplies	4.0
Food Products	3.0
Ground Transportation	3.0
Mortgage Real Estate Investment Trusts (REITs)	2.0
Chemicals	2.0
Other Investments, less than 2% each	6.7
Short-Term Investments	2.9
Total Investments	99.0
Other assets less liabilities	1.0
Net Assets	100.0%